Reorganization Impacts - Discontinued Operations Solely Related to Southwest Gas Corporation - Components of Discontinued Operations - Construction Services Non-Owner Equity Amount in Condensed Consolidated Balance Sheet (Detail) - Southwest Gas Corporation [Member]
$ in Thousands
Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations - construction services non-owner equity	$ 15,983
Construction Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Construction services equity	(4,390)
Construction services noncontrolling interest	(2,217)
Construction services redeemable noncontrolling interest	22,590
Discontinued operations - construction services non-owner equity	$ 15,983